Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	—	10,471	12,172
Deposits	1,342	1,238	574
Other	—	—	124
Total other non-current financial assets	1,342	11,708	12,870
Other investments	—	—	9,050
Deposits	—	—	136
Total other current financial assets	—	—	9,186
Other financial assets	1,342	11,708	22,055